General information	12 Months Ended
Dec. 31, 2018
General information [Abstract]
General information
1.	General information

AC Immune SA (the “Company,” or “AC Immune,” “ACI,” “we,” “our,” “ours,” “us”) is a clinical stage biopharmaceutical company leveraging our two proprietary technology platforms to discover, design and develop novel, proprietary medicines for prevention, diagnosis and treatment of neurodegenerative diseases associated with protein misfolding. Misfolded proteins are generally recognized as the leading cause of neurodegenerative diseases, such as Alzheimer’s disease, or AD, and Parkinson’s disease, or PD, with common mechanisms and drug targets, such as Abeta, Tau and alpha-synuclein. Our corporate strategy is founded upon a three-pillar approach that targets Alzheimer’s disease, non-Alzheimer’s neurodegenerative diseases including neuro-orphan indications and diagnostics. We use our two unique proprietary platform technologies, SupraAntigen (conformation-specific biologics) and Morphomer (conformation-specific small molecules), to discover, design and develop medicines and diagnostics to target misfolded proteins.

The Company was initially incorporated as a limited liability company on February 13, 2003 in Basel and effective August 25, 2003 was transitioned into a stock company. The Company’s corporate headquarters are located at EPFL Innovation Park Building B, 1015 Lausanne, Switzerland.